REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer
NOTE 12 – REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue:
We operate and manage our business in two reportable segments based on geographic region: New Zealand and Bolivia. We disaggregate revenue into categories to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors, including the type of product offering provided, the type of customer and the expected timing of payment for goods and services. See
Note
18 – Segment Information for additional information on revenue by segment.
The following table presents the disaggregated reported revenue by category:

	Year Ended December 31, 2019
	New Zealand	Bolivia	Other	Total
Postpaid wireless service revenues	$170,371	$81,383	$—	$251,754
Prepaid wireless service revenues	88,771	102,830	—	191,601
Wireline service revenues	69,317	—	—	69,317
Equipment sales	149,103	8,403	—	157,506
Other wireless service and other revenues	8,818	14,188	743	23,749

Total revenues	$486,380	$206,804	$743	$693,927

Contract Balances:
The timing of revenue recognition may differ from the time of billing to our customers. Receivables presented in our Consolidated Balance Sheet represent an unconditional right to consideration. Contract balances represent amounts from an arrangement when either the Company has performed, by providing goods or services to the customer in advance of receiving all or partial consideration for such goods and services from the customer, or the customer has made payment to us in advance of obtaining control of the goods and/or services promised to the customer in the contract.
Contract assets primarily relate to our rights to consideration for goods or services provided to the customers but for which we do not have an unconditional right at the reporting date. Under a fixed-term plan, the total contract revenue is allocated between wireless services and equipment revenues
.
 In conjunction with these arrangements, a contract asset may be created, which represents the difference between the amount of equipment revenue recognized upon sale and the amount of consideration received from the customer. The contract asset is reclassified as an account receivable as wireless services are provided and amounts are billed to the customer. We have the right to bill the customer as service is provided over time, which results in our right to the payment being unconditional. Contract asset balances are presented in our Consolidated Balance Sheet as Prepaid expenses and other current assets and Other assets. We assess our contract assets for impairment on a quarterly basis and will recognize an impairment charge to the extent their carrying amount is not recoverable. For the year ended December 31, 2019, the impairment charges related to contract assets were insignificant.
The following table represents changes in the contract assets balance:

Contract Assets
Balance at January 1, 2019	$5,231
Increase resulting from new contracts	3,957
Contract assets reclassified to a receivable or collected in cash	(6,145)
Foreign currency translation	1

Balance at December 31, 2019	$3,044

Deferred revenue arises when we bill our customers and receive consideration in advance of providing the goods or services promised in the contract. For prepaid wireless services and wireline services, we typically receive consideration in advance of providing the services, which is the most significant component of the contract liability deferred revenue balance. Deferred revenue is recognized as revenue when services are provided to the customer.
The following table represents changes in the contract liabilities deferred revenue balance:

Deferred Revenue
Balance at January 1, 2019	$18,966
Net increase in deferred revenue	19,489
Revenue recognized related to the balance existing at January 1, 2019	(18,100)
Foreign currency translation	(118)

Balance at December 31, 2019	$20,237

Remaining Performance Obligations:
As of December 31, 2019, the aggregate amount of transaction price allocated to remaining performance obligations was approximately $12.1 million, which is primarily composed of expected revenues allocated to service performance obligations related to our fixed-term wireless plans. We expect to recognize approximately 91% of the revenue related to these remaining performance obligations over the next 12 months and the remainder thereafter. We have elected to apply the practical expedient option available under Topic 606 that permits us to exclude the expected revenues arising from unsatisfied performance obligations related to contracts that have an original expected duration of one year or less.
Contract Costs:
Topic 606 requires the recognition of an asset for incremental costs to obtain a customer contract. These costs are then amortized to expense over the respective periods of expected benefit. We recognize an asset for direct and

incremental commission expenses paid to external and certain internal sales personnel and agents in conjunction with obtaining customer contracts. These costs are amortized and recorded ratably as commission expense over the expected period of benefit, which typically ranges from 1 to 3 years. Further, we have elected to apply the practical expedient available under Topic 606 that permits us to expense incremental costs immediately for costs with an estimated amortization period of less than one year.

Contract costs balances are presented in our Consolidated Balance Sheet as Prepaid expenses and other current assets and Other assets.
Capitalized contract costs are assessed for impairment on a periodic basis. There were no impairment losses recognized on capitalized contract costs for the year ended December 31, 2019.
The following table represents changes in the contract costs balance:

Contract Costs
Balance at January 1, 2019	$3,050
Incremental costs of obtaining and contract fulfilment costs	19,519
Amortization included in operating costs	(6,930)
Foreign currency translation	159

Balance at December 31, 2019	$15,798